Income and Expenses (Details) - Schedule of Other Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Abstract]
Government grant income	[1]	$ 1,207,154	$ 1,952,418	$ 996,026
Other operating income	[2]	455,943
Others		167,802	2	67
Total other income		$ 1,830,899	$ 1,952,420	$ 996,093

[1]	Government grant income was provided by the Singapore Government under the Job Support Scheme and Jobs Growth Incentives.
[2]	Other operating income was related to a license grant fee charge to YY Circle (Thailand) Ltd and YY Circle (HK) Pte Ltd, which are unrelated parties with the Company.